BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2012
Domestic
Funded Status of Benefit Plans

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥134,592	¥145,807
Service cost	8,662	9,410
Interest cost	2,637	2,506
Actuarial loss	4,935	5,056
Benefits paid	(5,385)	(5,646)
Business acquisition	366	2,121
Other	—	734

Projected benefit obligations at end of year	145,807	159,988
Change in plan assets:
Fair value of plan assets at beginning of year	143,984	150,226
Actual return on plan assets	2,569	1,557
Employer contribution	9,005	9,147
Benefits paid	(5,332)	(5,585)
Business acquisition	—	818
Other	—	693

Fair value of plan assets at end of year	150,226	156,856

Funded status	¥4,419	¥(3,132)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2011	2012
	(Yen in millions)
Prepaid benefit cost	¥13,437	¥7,613
Accrued benefit liability	(9,018)	(10,745)

Net amount recognized	¥4,419	¥(3,132)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2011	2012
	(Yen in millions)
Prior service cost	¥37,264	¥32,932
Actuarial loss	(36,737)	(42,454)

Accumulated other comprehensive income	¥527	¥(9,522)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2011	2012
	(Yen in millions)
Prior service cost	¥37,264	¥32,932
Actuarial loss	(36,737)	(42,454)

Accumulated other comprehensive income	¥527	¥(9,522)

	March 31,
	2011	2012
	(Yen in millions)
Accumulated benefit obligation at end of year	¥145,311	¥159,465
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥21,528	¥25,478
Accumulated benefit obligation	21,031	24,956
Fair value of plan assets	12,510	14,733

Net Periodic Pension Costs

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2010, 2011 and 2012, include the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Service cost	¥8,805	¥8,662	¥9,410
Interest cost	2,301	2,637	2,506
Expected return on plan assets	(3,054)	(3,255)	(3,358)
Amortization of prior service cost	(4,327)	(4,329)	(4,329)
Recognized actuarial loss	1,174	772	1,140

Net periodic pension costs	¥4,899	¥4,487	¥5,369

Changes in Other Comprehensive Income (Loss)

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2010, 2011 and 2012 mainly consist of the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥—	¥(3)
Net actuarial gain (loss) incurred during the year	7,502	(5,621)	(6,857)
Amortization of prior service cost	(4,327)	(4,329)	(4,329)
Recognized actuarial loss	1,174	772	1,140

Total	¥4,349	¥(9,178)	¥(10,049)

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2013 are as follows:

Year ending March 31, 2013
(Yen in millions)
Amortization of prior service cost	¥(4,329)
Recognized actuarial loss	1,507

Plan Assets Categories

Plan assets categories at Kyocera Corporation and its major domestic subsidiaries at March 31, 2011 and 2012 are as follows:

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2011				2012
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥87,633	¥—	¥87,633	¥—	¥93,969	¥—	¥93,969
Equity securities:
Domestic	1,774	—	—	1,774	1,789	—	—	1,789
International	7,366	—	—	7,366	7,836	—	—	7,836
Pooled funds(1)	—	11,598	—	11,598	—	12,638	—	12,638
Debt securities:
Corporate bonds	9,512	—	—	9,512	16,081	—	—	16,081
Pooled funds(2)	—	2,830	—	2,830	—	4,541	—	4,541
Other types of investments:
Equity long/short
Domestic(3)	—	2,211	—	2,211	—	783	—	783
International(4)	—	7,455	—	7,455	—	3,680	—	3,680
Debt long/short(5)	—	11,522	—	11,522	—	8,090	—	8,090
Other	—	2,232	1,449	3,681	—	2,146	1,757	3,903
Cash and cash equivalents	4,644	—	—	4,644	3,546	—	—	3,546

Total	¥23,296	¥125,481	¥1,449	¥150,226	¥29,252	¥125,847	¥1,757	¥156,856

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(5)	This category includes trust funds that mainly invest both long and short in government bonds.

Information about Level 3 Assets Measured at Fair Value on Recurring Basis

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2011 and 2012. Plan assets of Level 3 are invested in multi-strategy hedge funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2011	2012
	(Yen in millions)
Balance at beginning of year	¥1,568	¥1,449
Actual return on plan assets:
Relating to assets still held at end of year	53	(19)
Relating to assets sold during the year	(11)	(45)
Purchases, sales and settlements	(161)	372

Balance at end of year	¥1,449	¥1,757

Estimated Future Benefit Payments of Plans

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2013	¥6,051
2014	6,484
2015	7,006
2016	7,347
2017	7,585
2018 to 2022	49,861

Domestic | Projected Benefit Obligation
Schedule of Assumptions Used

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
Discount rate (%)	1.00-1.75	0.75-1.50

Domestic | Benefit Costs
Schedule of Assumptions Used

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
Discount rate (%)	1.25-2.00	1.00-2.00	1.00-1.75
Expected long-term rate of return on plan assets (%)	2.00-2.20	2.00-2.20	2.00-2.20

Saving Plans
Contributions to Plans

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Contributions to the plans	¥698	¥632	¥505

Foreign
Funded Status of Benefit Plans

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2011 and 2012:

	March 31,
	2011	2012
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥38,903	¥35,954
Service cost	311	293
Interest cost	1,886	1,764
Plan participants’ contributions	11	10
Actuarial (gain) loss	(298)	3,026
Benefits paid	(2,078)	(1,880)
Foreign exchange adjustment	(2,755)	(1,308)
Other	(26)	(14)

Benefit obligations at end of year	¥35,954	¥37,845

	March 31,
	2011	2012
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥16,965	¥18,010
Actual return on plan assets	1,700	787
Employer contribution	1,784	1,082
Plan participants’ contributions	11	10
Benefits paid	(997)	(845)
Foreign exchange adjustment	(1,427)	(279)
Other expenses	(26)	(14)

Fair value of plan assets at end of year	18,010	18,751

Funded status	¥(17,944)	¥(19,094)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2011	2012
	(Yen in millions)
Prepaid benefit cost	¥174	¥—

Accrued benefit liability	(18,118)	(19,094)

Net amount recognized	¥(17,944)	¥(19,094)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2011	2012
	(Yen in millions)
Prior service cost	¥(79)	¥(69)
Actuarial loss	(5,639)	(8,893)

Accumulated other comprehensive loss	¥(5,718)	¥(8,962)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2011	2012
	(Yen in millions)
Accumulated benefit obligation at end of year	¥35,101	¥36,759

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2011	2012
	(Yen in millions)
Projected benefit obligation	¥33,252	¥37,845
Accumulated benefit obligation	32,399	36,759
Fair value of plan assets	15,133	18,751

Net Periodic Pension Costs

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2010, 2011 and 2012 include the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Service cost	¥297	¥311	¥293
Interest cost	2,123	1,886	1,764
Expected return on plan assets	(988)	(1,210)	(1,259)
Amortization of prior service cost	9	9	8
Recognized actuarial loss	283	250	204

Net periodic pension costs	¥1,724	¥1,246	¥1,010

Changes in Other Comprehensive Income (Loss)

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2010, 2011 and 2012 mainly consist of the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Net actuarial (loss) gain incurred during the year	¥(2,035)	¥788	¥(3,498)
Amortization of prior service cost	9	9	8
Recognized actuarial loss	283	250	204

Total	¥(1,743)	¥1,047	¥(3,286)

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2013 are as follows:

Year ending March 31, 2013
(Yen in millions)
Amortization of prior service cost	¥9
Recognized actuarial loss	421

Plan Assets Categories

KII’s and AVX’s plan assets categories at March 31, 2011 and 2012 are as follows:

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2011				2012
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥5,065	¥—	¥—	¥5,065	¥5,071	¥—	¥—	¥5,071
Debt securities:
Government bonds	325	—	—	325	350	—	—	350
Government agency bonds	—	816	—	816	—	842	—	842
Corporate bonds	—	297	—	297	—	340	—	340
Pooled separate accounts *	—	10,960	—	10,960	—	11,614	—	11,614
Other	—	481	—	481	—	477	—	477
Cash and cash equivalents	66	—	—	66	57	—	—	57

Total	¥5,456	¥12,554	¥—	¥18,010	¥5,478	¥13,273	¥—	¥18,751

*	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Estimated Future Benefit Payments of Plans	Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2013	¥1,981
2014	2,008
2015	2,070
2016	2,114
2017	2,170
2018 to 2022	11,525

Foreign | Projected Benefit Obligation
Schedule of Assumptions Used

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
Discount rate (%)	5.15-5.75	4.00-5.00
Rate of increase in compensation levels (%)	2.50-4.00	2.50-3.80

Foreign | Benefit Costs
Schedule of Assumptions Used

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2010, 2011 and 2012 are as follows:

Years ended March 31,
	2010	2011	2012
Discount rate (%)	5.60-7.30	4.80-6.00	5.15-5.75
Rate of increase in compensation levels (%)	2.50-4.00	2.00-4.25	2.50-4.00
Expected long-term rate of return on plan assets (%)	6.50-8.50	6.50-8.50	6.40-7.75